Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Profit or loss [abstract]
Sales	$ 170,039	$ 163,471
Cost of sales
Production costs	59,144	53,822
Mineral resource taxes	4,764	3,777
Depreciation and amortization	18,247	17,686
Cost of sales	82,155	75,285
Gross profit	87,884	88,186
General and administrative	18,685	16,818
Government fees and other taxes	2,971	4,007
Foreign exchange loss (gain)	1,628	(339)
Loss on disposal of plant and equipment	329	538
Gain on disposal of NSR	(4,320)
Share of loss (income) in associate	700	(282)
Dilution gain on investment in associate	(822)
Reclassification of other comprehensive loss upon ownership dilution of investment in associate	18
Impairment reversal of investment in associate	(4,714)	(5,278)
Impairment of plant and equipment and mineral rights and properties		181
Other income	(2,016)	(748)
Income from operations	75,425	73,289
Finance income	2,839	2,206
Finance costs	(449)	(760)
Income before income taxes	77,815	74,735
Income tax expense	18,919	19,237
Net income	58,896	55,498
Attributable to:
Equity holders of the Company	46,994	43,674
Non-controlling interests	11,902	11,824
Net income	$ 58,896	$ 55,498
Earnings per share attributable to the equity holders of the Company
Basic earnings per share	$ 0.28	$ 0.26
Diluted earnings per share	$ 0.27	$ 0.25
Weighted Average Number of Shares Outstanding - Basic	167,848,117	167,185,234
Weighted Average Number of Shares Outstanding - Diluted	171,405,904	171,350,024